Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant Increases (Decreases) in Contract Assets and Deferred Revenue
Significant increases (decreases) in contract assets and deferred revenue in the year are as follows:

		For the year ended

		December 31, 2019		December 31, 2018

		Contract	Deferred	Contract	Deferred
		Assets	Revenue	Assets	Revenue

	Note	$	$	$	$
Acquisitions		1.1	4.6	0.7	7.2
Discontinued operations and disposition of subsidiaries	8	-	-	(15.3)	(59.3)